Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 137,782	$ 104,971
Restricted securities	5,258,000	5,483,000
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	52,000	45,000
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 149,000	$ 202,000